Fair Value Financial Assets and Liabilities (Details)	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of redesignated financial assets and liabilities [text block] [Abstract]
Currency swaps agreements amount		$ 150,000,000		$ 150,000,000
Hedging instruments for senior notes					$ 131,612,000
Unrealized gain loss | S/	S/ 2,556,000		S/ 201,000
Underlying relationship amounts		$ 18,388,000
Profit or loss of change on fair value amounts | S/	S/ 1,483,000		1,324,000
Nominal amount					$ 70,000,000
Profit or loss of the change on fair value amounts | S/			S/ 1,458,000